CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Revenue
Water solutions	$ 78,377	$ 62,289
Accommodations and rentals	9,515	8,514
Wellsite completion and construction services	12,033	8,036
Total revenue	99,925	78,839
Costs of revenue
Water solutions	60,621	51,534
Accommodations and rentals	7,923	6,238
Wellsite completion and construction services	10,419	6,862
Depreciation and amortization	21,204	26,142
Total costs of revenue	100,167	90,776
Gross profit (loss)	(242)	(11,937)
Operating expenses
Selling, general and administrative	9,957	8,980
Depreciation and amortization	446	634
Lease abandonment costs	1,863
Total operating expenses	12,266	9,614
Loss from operations	(12,508)	(21,551)
Other income (expense)
Interest expense, net	(730)	(3,367)
Other income (expense), net	1,064	(566)
Loss before tax expense	(12,174)	(25,484)
Tax expense	(106)	(309)
Net income (loss)	(12,280)	(25,793)
Less: Net loss attributable to noncontrolling interests	8,108	456
Net loss attributable to Select Energy Services, Inc.	(4,172)	(25,337)
Predecessor
Other income (expense)
Less: Net loss attributable to noncontrolling interests		$ 25,337
Class A-1 common stock
Other income (expense)
Net loss attributable to Select Energy Services, Inc.	$ (3,363)
EARNINGS PER SHARE
Weighted average shares outstanding:	16,100,000
Net loss per share attributable to common stockholders:	$ (0.21)
Class A common stock
Other income (expense)
Net loss attributable to Select Energy Services, Inc.	$ (809)
EARNINGS PER SHARE
Weighted average shares outstanding:	3,870,194
Net loss per share attributable to common stockholders:	$ (0.21)
Class B common stock
EARNINGS PER SHARE
Weighted average shares outstanding:	38,462,541